RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16:- RELATED PARTY BALANCES AND TRANSACTIONS

a.The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). As of December 31, 2021, the Company's largest shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital and representatives of FIMI serve on C. Mer’s board of directors.

b.In December 2015 the Company entered into a memorandum of understanding with Orbit Communication Systems, ("Orbit"), a publicly traded company in Israel (TASE), for development and manufacture of an antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. In August 2017, FIMI acquired approximately 33.4% of Orbit's share capital. As of December 31, 2021, FIMI holds approximately 31.39% of Orbit share capital and representatives of FIMI serve on Orbit's board of directors.

In addition, Euclid Ltd., a supplier of the Company, was fully acquired by Orbit in January 2022. The Company purchases from Euclid antennas and related services.

c.The transactions with Company’s related parties were approved by Company’s Audit Committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.Transactions with the related parties:

	Year ended December 31,
	2021	2020	2019
		As Restated (1)

Cost of revenues of products	$1,044	$110	$1,318

Purchase of property and equipment and inventory	$-	$100	$-

e.Balances with the related parties:

	December 31,
	2021	2020
		As Restated (1)
Deferred charges (a part of Other current assets)	$202	$176

Trade payables	$466	$899

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.